Summary of Significant Accounting Policies (Details)	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2024 CNY (¥)
Summary of Significant Accounting Policies [Line Items]
Inventory writing down	$ 4,887,783	$ 11,992	$ 31,202
Customer advances	205,629	239,073
Recognized revenue	205,629	239,073	219,431
Marketing and Advertising Expense	9,223,750	9,909,017	8,703,392
Shipping expense	2,759,561	3,520,377	3,320,485
Employee benefit plan	$ 406,693	603,065	$ 437,880
Value added tax, percentage	13.00%
Operation services	6.00%
Tax benefit, percentage	50.00%
Cash and cash equivalents	$ 15,331,271	$ 13,328,156
Insured amount	68,500			¥ 500,000
Hong Kong [Member]
Summary of Significant Accounting Policies [Line Items]
Deposit amount	11,936,600
China [Member]
Summary of Significant Accounting Policies [Line Items]
Deposit amount	$ 3,350,949